Camelot Event Driven Fund Shareholder Fees - Camelot Event Driven Fund	Nov. 01, 2024
Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)

[1]	The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $250,000 breakpoint (where you do not pay an initial sales charge) on shares redeemed within 18 months of purchase.